Variable Interest Entity	12 Months Ended
Dec. 31, 2016
Variable Interest Entity [Abstract]
Variable Interest Entity
VARIABLE INTEREST ENTITY
In 2011, the Company entered into an arrangement with a strategic partner to offer deals related to live events, and a limited liability company ("LLC") was established to administer that arrangement. The Company and the strategic partner each own 50% of the outstanding LLC interests and income and cash flows of the LLC are allocated based on agreed upon percentages specified in the related LLC agreement.
The Company's obligations associated with its interests in the LLC are primarily administering transactions, contributing intellectual property, identifying deals and promoting the sale of deal offerings, coordinating the distribution of deal offerings and providing the record keeping.
Under the LLC agreement, as amended, the LLC shall be dissolved upon the occurrence of any of the following events: (1) either party becoming a majority owner; (2) July 11, 2019; (3) certain elections of the Company or the strategic partner based on the operational performance of the LLC or other changes to certain terms in the agreement; (4) election of either the Company or the strategic partner in the event of bankruptcy by the other party; (5) sale of the LLC; or (6) a court's dissolution of the LLC.
Variable interest entities ("VIEs") are entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest (i.e., the ability to make significant decisions through voting rights and the right to receive the expected residual returns of the entity or the obligation to absorb the expected losses of the entity). A variable interest holder that has both (a) the power to direct the activities of the VIE that most significantly impact its economic performance and (b) either an obligation to absorb losses or a right to receive benefits that could potentially be significant to the VIE is referred to as the primary beneficiary and must consolidate the VIE.
The Company has determined that the LLC is a VIE and the Company is its primary beneficiary. The Company consolidates the LLC because it has the power to direct the activities of the LLC that most significantly impact the LLC's economic performance. In particular, the Company identifies and promotes the deal offerings, provides all of the operational and back office support, presents the LLC's deal offerings via the Company's websites and mobile applications and provides the editorial resources that create the verbiage for the related deal offers.